INCOME TAXES - Schedule Of Principal Components Of The Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Less valuation allowance	$ (46,013)	$ (41,905)
PRC [Member]
Deferred tax assets
Provision for doubtful accounts	4,875	4,761
Write-down for inventory	52
Allowance for prepaid expenses and other current assets	4,952	4,839
Accrued payroll and welfare	150	89
Provision of the restricted cash	571
Provision of amount due from the deconsolidated subsidiary	639
Accrued liabilities	2,475	2,424
Advertising fee	578	563
Employee education fee	19	19
Goodwill and intangible asset impairment	6,960	6,798
Net operating loss carry forwards	24,742	22,412
Total Deferred tax assets	46,013	41,905
Less valuation allowance	(46,013)	(41,905)
Deferred tax assets, net	0	$ 0
Net deferred income tax liabilities	$ 0